Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Earnings	$ 371	$ 436
Items that will not be reclassified to earnings:
Actuarial loss on post-employment obligation	0	(3)
Items that may be reclassified subsequently to earnings:
Foreign currency translation (loss) gain on foreign operations	(21)	29
Other comprehensive (loss) income, net of tax	(21)	26
Comprehensive income	$ 350	$ 462